PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Aerospace & Defense 2.3%
Boeing Co. (The)*	14,500	$3,463,325
Howmet Aerospace, Inc.	86,500	4,423,610
L3Harris Technologies, Inc.	1,200	227,388
Lockheed Martin Corp.	9,433	4,210,608
Northrop Grumman Corp.	6,800	3,026,000
RTX Corp.	27,500	2,418,075
		17,769,006
Air Freight & Logistics 0.3%
FedEx Corp.	8,100	2,186,595
Automobile Components 0.3%
BorgWarner, Inc.(a)	25,400	1,181,100
Modine Manufacturing Co.*	23,200	871,392
		2,052,492
Automobiles 2.8%
Ford Motor Co.	235,800	3,114,918
General Motors Co.	133,300	5,114,721
Tesla, Inc.*	50,400	13,478,472
		21,708,111
Banks 2.8%
Bank of America Corp.	96,500	3,088,000
Citigroup, Inc.	116,978	5,575,171
JPMorgan Chase & Co.	31,581	4,988,535
Truist Financial Corp.	63,200	2,099,504
Wells Fargo & Co.	123,600	5,705,376
		21,456,586
Beverages 2.3%
Coca-Cola Co. (The)	138,400	8,571,112
Keurig Dr. Pepper, Inc.	6,800	231,268
PepsiCo, Inc.	47,000	8,810,620
		17,613,000
Biotechnology 1.4%
AbbVie, Inc.	44,751	6,693,855

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Amgen, Inc.	12,400	$2,903,460
Gilead Sciences, Inc.	15,572	1,185,652
		10,782,967
Broadline Retail 3.0%
Amazon.com, Inc.*	166,040	22,196,227
eBay, Inc.	19,500	867,945
		23,064,172
Capital Markets 2.4%
Bank of New York Mellon Corp. (The)	98,300	4,458,888
BGC Group, Inc. (Class A Stock)	184,600	878,696
Goldman Sachs Group, Inc. (The)	2,477	881,490
Invesco Ltd.	40,800	685,440
LPL Financial Holdings, Inc.	2,100	481,656
Moody’s Corp.	10,500	3,703,875
S&P Global, Inc.	6,400	2,524,864
State Street Corp.	13,400	970,696
Victory Capital Holdings, Inc. (Class A Stock)	9,600	318,336
Virtu Financial, Inc. (Class A Stock)	169,600	3,147,776
		18,051,717
Chemicals 1.1%
Ecolab, Inc.	6,000	1,098,840
Ecovyst, Inc.*	30,000	368,700
LyondellBasell Industries NV (Class A Stock)	20,000	1,977,200
PPG Industries, Inc.	26,300	3,784,570
Sherwin-Williams Co. (The)	4,300	1,188,950
		8,418,260
Communications Equipment 1.0%
Cisco Systems, Inc.	99,582	5,182,247
Extreme Networks, Inc.*	98,000	2,605,820
		7,788,067
Construction & Engineering 0.1%
Sterling Infrastructure, Inc.*	16,500	989,835
Construction Materials 0.5%
Eagle Materials, Inc.	2,100	387,177

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction Materials (cont’d.)
Martin Marietta Materials, Inc.	4,000	$1,785,840
Vulcan Materials Co.	8,100	1,786,050
		3,959,067
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	6,700	3,756,489
Kroger Co. (The)	33,700	1,639,168
United Natural Foods, Inc.*	18,000	374,400
Walmart, Inc.	21,000	3,357,060
		9,127,117
Distributors 0.9%
Genuine Parts Co.	17,200	2,678,384
LKQ Corp.	70,600	3,868,174
		6,546,558
Diversified Consumer Services 0.1%
Frontdoor, Inc.*	28,400	991,728
Diversified Telecommunication Services 0.9%
AT&T, Inc.	349,435	5,073,796
Verizon Communications, Inc.	52,800	1,799,424
		6,873,220
Electric Utilities 0.9%
Avangrid, Inc.	6,000	222,480
Duke Energy Corp.	2,400	224,688
Entergy Corp.	17,100	1,756,170
NextEra Energy, Inc.	7,800	571,740
NRG Energy, Inc.	112,400	4,270,076
		7,045,154
Electrical Equipment 1.3%
Eaton Corp. PLC	6,100	1,252,452
Emerson Electric Co.	30,200	2,758,770
EnerSys	11,700	1,267,344
Rockwell Automation, Inc.	4,500	1,513,305
Vertiv Holdings Co.	119,900	3,118,599
		9,910,470

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.2%
U.S. Silica Holdings, Inc.*	91,300	$1,187,813
Entertainment 1.7%
Electronic Arts, Inc.	26,900	3,667,815
Netflix, Inc.*	19,700	8,647,709
Walt Disney Co. (The)*	3,900	346,671
		12,662,195
Financial Services 4.8%
Berkshire Hathaway, Inc. (Class B Stock)*	24,274	8,543,477
Fidelity National Information Services, Inc.	72,300	4,365,474
Mastercard, Inc. (Class A Stock)	26,100	10,290,708
PayPal Holdings, Inc.*	64,000	4,852,480
Visa, Inc. (Class A Stock)	37,425	8,897,046
		36,949,185
Food Products 1.6%
Archer-Daniels-Midland Co.	56,600	4,808,736
Hershey Co. (The)	17,100	3,955,401
Mondelez International, Inc. (Class A Stock)	49,300	3,654,609
		12,418,746
Gas Utilities 0.5%
UGI Corp.	140,300	3,786,697
Ground Transportation 0.2%
Uber Technologies, Inc.*	32,500	1,607,450
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	63,000	7,013,790
Baxter International, Inc.	73,000	3,301,790
Boston Scientific Corp.*	92,200	4,780,570
GE HealthCare Technologies, Inc.	17,500	1,365,000
Intuitive Surgical, Inc.*	17,900	5,806,760
Medtronic PLC	11,400	1,000,464
Zimmer Biomet Holdings, Inc.	22,600	3,122,190
		26,390,564
Health Care Providers & Services 3.1%
Cardinal Health, Inc.	46,700	4,271,649
Centene Corp.*	16,200	1,103,058

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Cigna Group (The)	2,900	$855,790
CVS Health Corp.	75,400	5,631,626
Elevance Health, Inc.	6,500	3,065,595
Humana, Inc.	6,800	3,106,444
UnitedHealth Group, Inc.	10,600	5,367,522
		23,401,684
Hotels, Restaurants & Leisure 1.5%
Darden Restaurants, Inc.	2,200	371,624
Hilton Worldwide Holdings, Inc.	7,000	1,088,430
Marriott International, Inc. (Class A Stock)	29,500	5,953,395
McDonald’s Corp.	2,500	733,000
Royal Caribbean Cruises Ltd.*	12,900	1,407,519
Starbucks Corp.	22,100	2,244,697
		11,798,665
Household Durables 0.0%
PulteGroup, Inc.	2,600	219,414
Household Products 2.1%
Colgate-Palmolive Co.	66,400	5,063,664
Energizer Holdings, Inc.	12,900	460,530
Kimberly-Clark Corp.	25,700	3,317,870
Procter & Gamble Co. (The)	44,486	6,953,162
		15,795,226
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	42,600	921,437
Industrial Conglomerates 1.5%
3M Co.	35,700	3,980,550
General Electric Co.	56,500	6,454,560
Honeywell International, Inc.	6,800	1,320,084
		11,755,194
Industrial REITs 0.2%
Americold Realty Trust, Inc.	57,600	1,867,392
Insurance 1.6%
American International Group, Inc.	59,600	3,592,688
Axis Capital Holdings Ltd.	6,000	330,720

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Genworth Financial, Inc. (Class A Stock)*	69,000	$404,340
Marsh & McLennan Cos., Inc.	15,600	2,939,352
MetLife, Inc.	80,000	5,037,600
		12,304,700
Interactive Media & Services 6.3%
Alphabet, Inc. (Class A Stock)*	130,180	17,277,489
Alphabet, Inc. (Class C Stock)*	114,960	15,302,326
Meta Platforms, Inc. (Class A Stock)*	50,080	15,955,488
		48,535,303
IT Services 0.8%
Accenture PLC (Class A Stock)	10,059	3,182,165
Cognizant Technology Solutions Corp. (Class A Stock)	5,800	382,974
International Business Machines Corp.	18,030	2,599,565
		6,164,704
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	10,714	5,878,343
West Pharmaceutical Services, Inc.	1,300	478,452
		6,356,795
Machinery 1.0%
Allison Transmission Holdings, Inc.	12,400	727,756
Caterpillar, Inc.	4,400	1,166,748
Deere & Co.	9,400	4,038,240
Terex Corp.	24,300	1,424,709
Wabash National Corp.	21,700	513,856
		7,871,309
Media 0.2%
Comcast Corp. (Class A Stock)	6,800	307,768
Integral Ad Science Holding Corp.*	47,600	992,460
		1,300,228
Metals & Mining 0.1%
United States Steel Corp.	27,000	688,500

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.1%
MFA Financial, Inc.	33,000	$371,580
Multi-Utilities 0.9%
Black Hills Corp.	25,000	1,508,250
NiSource, Inc.	21,600	601,344
Sempra	31,300	4,664,326
		6,773,920
Office REITs 0.1%
Hudson Pacific Properties, Inc. (a)	121,100	710,857
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp.	10,300	1,685,698
ConocoPhillips	12,200	1,436,184
Exxon Mobil Corp.	100,100	10,734,724
Marathon Petroleum Corp.	30,800	4,097,016
Peabody Energy Corp.	57,400	1,288,056
Phillips 66	41,600	4,640,480
Valero Energy Corp.	36,600	4,718,106
		28,600,264
Passenger Airlines 0.9%
Alaska Air Group, Inc.*	18,700	909,381
Delta Air Lines, Inc.	32,100	1,484,946
United Airlines Holdings, Inc.*	76,000	4,127,560
		6,521,887
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	101,800	6,330,942
Eli Lilly & Co.	11,200	5,090,960
Johnson & Johnson	74,658	12,507,455
Merck & Co., Inc.	62,200	6,633,630
Pfizer, Inc.	129,200	4,658,952
		35,221,939
Professional Services 0.1%
Automatic Data Processing, Inc.	2,100	519,246

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 0.3%
Zillow Group, Inc. (Class A Stock)*	10,700	$569,454
Zillow Group, Inc. (Class C Stock)*	24,900	1,348,584
		1,918,038
Semiconductors & Semiconductor Equipment 7.5%
Axcelis Technologies, Inc.*	3,600	721,728
Broadcom, Inc.	10,500	9,435,825
Intel Corp.	132,400	4,735,948
Lam Research Corp.	7,900	5,676,071
Marvell Technology, Inc.	8,400	547,092
NVIDIA Corp.	60,500	28,271,045
NXP Semiconductors NV (China)	19,100	4,258,918
Photronics, Inc.*	92,600	2,449,270
QUALCOMM, Inc.	7,700	1,017,709
		57,113,606
Software 10.6%
Adobe, Inc.*	11,883	6,490,138
Dynatrace, Inc.*	51,000	2,789,190
Microsoft Corp.	158,584	53,271,538
NCR Corp.*	137,500	3,696,000
Salesforce, Inc.*	35,400	7,965,354
ServiceNow, Inc.*(a)	10,600	6,179,800
Teradata Corp.*	18,500	1,051,725
		81,443,745
Specialized REITs 1.2%
American Tower Corp.	4,700	894,457
Iron Mountain, Inc.	47,800	2,934,920
Public Storage	15,700	4,423,475
Weyerhaeuser Co.	21,200	722,072
		8,974,924
Specialty Retail 1.4%
Chico’s FAS, Inc.*	49,800	303,780
Home Depot, Inc. (The)	8,300	2,770,872
Lowe’s Cos., Inc.	10,100	2,366,127
TJX Cos., Inc. (The)	16,500	1,427,745

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Ulta Beauty, Inc.*	3,800	$1,690,240
Urban Outfitters, Inc.*	57,600	2,094,912
		10,653,676
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	311,480	61,190,246
Hewlett Packard Enterprise Co.	178,300	3,098,854
		64,289,100
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc.*	7,900	2,990,387
Trading Companies & Distributors 0.4%
Veritiv Corp.(a)	7,600	1,064,988
W.W. Grainger, Inc.	2,800	2,067,772
		3,132,760
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	28,600	229,372
T-Mobile US, Inc.*	10,800	1,487,916
		1,717,288

Total Long-Term Investments (cost $528,118,257)		751,270,540

Short-Term Investments 2.6%
Affiliated Mutual Funds 2.5%
PGIM Core Government Money Market Fund(wi)	13,649,215	13,649,215
PGIM Institutional Money Market Fund (cost $5,585,275; includes $5,524,584 of cash collateral for securities on loan)(b)(wi)	5,589,633	5,586,279

Total Affiliated Mutual Funds (cost $19,234,490)		19,235,494

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $695,696)	5.098%	09/14/23	700	$695,497

Total Short-Term Investments (cost $19,930,186)				19,930,991

TOTAL INVESTMENTS 100.8% (cost $548,048,443)				771,201,531
Liabilities in excess of other assets(z) (0.8)%				(5,760,464)

Net Assets 100.0%				$765,441,067

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,524,975; cash collateral of $5,524,584 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
49	S&P 500 E-Mini Index	Sep. 2023	$11,305,525	$499,955
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).